Financial Assets and Liabilities - Investments gains and losses (Details) - Debt Investments - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Unrealized gain (loss) recognized in other comprehensive income	$ 40,017	$ (601)	$ (849)
Gain (loss) recognized into profit or loss	$ 15	$ (15)	$ 96